RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)			3 Months Ended		6 Months Ended
	Dec. 15, 2021	Sep. 08, 2021	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
IfrsStatementLineItems [Line Items]
Portage paid Intensity			$ 17,000	$ 21,000	$ 34,000	$ 42,000
Portage ordinary shares					1,070,000
Annual feesDescription					Additionally, the chairperson of each of the Audit Committee, Compensation Committee and Nomination Committee will be entitled to annual fees of $15,000, $12,000 and $8,000, respectively, payable quarterly in arrears. Members of those committees will be entitled to annual fees of $7,500, $6,000 and $4,000, respectively, payable quarterly in arrears.
Chief Executive Officers [Member]
IfrsStatementLineItems [Line Items]
Base Salary	$ 618,000
Executives [Member]
IfrsStatementLineItems [Line Items]
Base Salary	$ 348,000
I O X [Member]
IfrsStatementLineItems [Line Items]
Issuance of unsecured notes, description		the Company, through SalvaRx, completed a settlement of loans (including interest) to and receivables from iOx for services rendered in exchange for 23,772 ordinary shares of iOx at a price of £162. Simultaneously, the Company entered into an agreement with Oxford Sciences Innovation, Plc (“OSI”), the holder of $0.15 million notes plus accrued interest under which OSI exchanged the notes plus accrued interest for 820 shares of iOx. The Company followed the guidance provided by an IFRS Discussion Group Public Meeting dated November 29, 2016, following the general tenets of IAS 39, “Financial Instruments: Recognition and Measurement,” and IFRIC 19, “Extinguishing Financial Liabilities with Equity Instruments” and recorded the exchange at historical cost. Additionally, no profit or loss was recorded in connection with the exchange. As a result of these transactions, the Company, through SalvaRx, increased its ownership up from 60.49% to 78.32%.